Finance income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Interest on acquisition related consideration	$ 43	$ 90
Interest on lease obligations	142	206
Interest income	(2,681)	(7,964)
Change in fair value of contingent consideration	0	(1,155)
Bank fees and other	92	86
Finance income, net	$ (2,404)	$ (8,737)